Schedule of Investments – Virtus Seix Senior Loan ETF

April 30, 2025 (unaudited)

Security Description	Principal	Value

TERM LOANS – 96.0%

Basic Materials – 7.6%
Arc Falcon I, Inc., 0.00%, (SOFR + 0.00%), 09/30/28(1)	$14,262	$13,913
Arc Falcon I, Inc., 7.92%, (1-Month SOFR + 3.60%), 09/30/28(2)	991,050	966,775
Arc Falcon I, Inc., 11.42%, (1-Month SOFR + 7.10%), 09/30/29(2)	1,380,000	1,311,000
Bakelite US Holdco, Inc., 8.05%, (3-Month SOFR + 3.75%), 12/16/31(2)	1,760,588	1,672,558
Chemours (The), Co., 7.32%, (1-Month SOFR + 3.00%), 08/18/28(2)	1,236,823	1,209,508
Consolidated Energy Finance SA, 8.81%, (3-Month SOFR + 4.50%), 11/07/30(2)	1,554,325	1,435,248
Covia Holdings LLC, 7.57%, (3-Month SOFR + 3.25%), 02/12/32(2)	640,000	640,000
Domtar Corp., 9.94%, (1-Month SOFR + 5.61%), 11/30/28(2)	611,013	559,459
Hexion Holdings Corp., 8.33%, (1-Month SOFR + 4.00%), 03/15/29(2)	2,208,808	2,155,951
Hexion Holdings Corp., 11.86%, (1-Month SOFR + 7.54%), 03/15/30(2)	77,647	73,441
INEOS Styrolution US Holding LLC, 6.42%, (1-Month SOFR + 2.10%), 01/29/27(2)	1,942,167	1,825,637
INEOS US Finance LLC, 7.57%, (1-Month SOFR + 3.25%), 02/18/30(2)	1,828,313	1,715,871
INEOS US Finance LLC, 7.32%, (1-Month SOFR + 3.00%), 02/07/31(2)	2,204,461	2,045,553
INEOS US Petrochem LLC, 8.57%, (1-Month SOFR + 4.25%), 10/01/31(2)	1,105,000	933,725
M2S Group Intermediate Holdings, Inc., 9.03%, (3-Month SOFR + 4.75%), 08/25/31(2)	882,471	844,966
Magnera Corp., 8.56%, (3-Month SOFR + 4.25%), 11/04/31(2)	1,745,625	1,676,350
Manchester Acquisition Sub LLC, 10.22%, (3-Month SOFR + 5.90%), 12/01/26(2)	755,389	706,289
Mativ Holdings, Inc., 8.19%, (1-Month SOFR + 3.86%), 04/20/28(2)	762,389	758,577
Natgasoline LLC, 9.80%, (3-Month SOFR + 5.50%), 03/24/30(2)	755,000	738,956
Natgasoline LLC, 0.00%, (SOFR + 0.00%), 03/29/30(1)	170,000	166,388
Spa US HoldCo, Inc., 0.00%, (SOFR + 0.00%), 02/04/28(1)	1,246,875	1,237,523
Trinseo Materials Operating SCA, 7.07%, (3-Month SOFR + 2.76%), 05/03/28(2)	492,327	211,009
Total Basic Materials		22,898,697
Communications – 15.6%
2Degrees Group Ltd., 7.57%, (3-Month SOFR + 3.25%), 05/11/29(2)	494,643	490,933
Altice Financing SA, 9.26%, (3-Month SOFR + 5.00%), 10/31/27(2)	539,329	441,441
Altice France SA, 9.76%, (3-Month SOFR + 5.50%), 08/15/28(2)	1,806,320	1,633,364
Cable One, Inc., 6.44%, (1-Month SOFR + 2.11%), 05/03/28(2)	962,500	943,852
Cengage Learning, Inc., 7.82%, (1-Month SOFR + 3.50%), 03/22/31(2)	280,776	279,947
Security Description	Principal	Value

TERM LOANS (continued)

Communications (continued)
Cengage Learning, Inc., 7.83%, (3-Month SOFR + 3.50%), 03/22/31(2)	$483,255	$481,827
Charter Communications Operating LLC, 6.55%, (3-Month SOFR + 2.25%), 12/15/31(2)	2,204,475	2,199,382
Cogeco Communications USA II LP, 7.57%, (1-Month SOFR + 3.25%), 09/18/30(2)	1,485,000	1,460,869
Connect Finco SARL, 0.00%, (SOFR + 0.00%), 09/27/29(1)	870,000	784,092
Connect Finco SARL, 8.82%, (1-Month SOFR + 4.50%), 09/27/29(2)	1,050,882	947,113
Coral-US Co-Borrower LLC, 7.51%, (3-Month SOFR + 3.25%), 01/28/32(2)	2,070,000	2,032,295
Crown Subsea Communications Holding, Inc., 8.32%, (1-Month SOFR + 4.00%), 01/30/31(2)	893,250	894,590
Digital Media Solutions LLC, 5.61%, (1-Month SOFR + 0.00%), 02/25/26(2)(3)(4)	84,289	84,289
Digital Media Solutions LLC, 6.32%, (1-Month SOFR + 7.00%), 05/25/26(2)(4)	98,985	98,985
Digital Media Solutions LLC, 15.43%, (3-Month SOFR + 11.11%), 05/25/26(2)(3)	378,886	47,361
Digital Media Solutions LLC, 15.43%, (1-Month SOFR + 11.11%), 05/25/26(2)(3)(4)	117,476	64,095
Directv Financing LLC, 9.79%, (3-Month SOFR + 5.51%), 08/02/29(2)	975,275	946,387
Directv Financing LLC, 9.82%, (1-Month SOFR + 5.50%), 02/15/31(2)	194,000	180,716
Ensono, Inc., 8.44%, (1-Month SOFR + 4.11%), 05/19/28(2)	1,011,160	999,628
Frontier Communications Holdings LLC, 6.79%, (6-Month SOFR + 2.50%), 07/01/31(2)	598,500	596,507
Gen Digital, Inc., 6.07%, (1-Month SOFR + 1.75%), 09/12/29(2)	694,608	689,784
Go Daddy Operating Co. LLC, 6.07%, (1-Month SOFR + 1.75%), 05/21/31(2)	992,500	989,349
LCPR Loan Financing LLC, 0.00%, (SOFR + 0.00%), 10/16/28(1)	485,000	394,063
LendingTree LLC, 8.44%, (1-Month SOFR + 4.11%), 09/15/28(2)	1,239,848	1,231,324
Level 3 Financing, Inc., 0.00%, (SOFR + 0.00%), 03/27/32(1)	505,000	504,684
Lumen Technologies, Inc., 0.00%, (SOFR + 0.00%), 06/01/28(1)	1,250,000	1,248,700
Lumen Technologies, Inc., 10.32%, (1-Month SOFR + 6.00%), 06/01/28(2)	1,792,667	1,790,803
Lumen Technologies, Inc., 6.79%, (1-Month SOFR + 2.46%), 04/15/30(2)	543,534	519,377
Magnite, Inc., 7.32%, (1-Month SOFR + 3.00%), 02/06/31(2)	1,422,453	1,388,669
MH Sub I LLC, 0.00%, (SOFR + 0.00%), 05/03/28(1)	998,380	947,213
Neilson Holdings, 0.00%, (SOFR + 0.00%), 04/11/29(1)	2,000,000	1,770,570
Neptune Bidco US, Inc., 9.08%, (3-Month SOFR + 4.85%), 10/11/28(2)	227,603	200,210

Schedule of Investments – Virtus Seix Senior Loan ETF (continued)

April 30, 2025 (unaudited)

Security Description	Principal	Value

TERM LOANS (continued)

Communications (continued)
Neptune Bidco US, Inc., 9.33%, (3-Month SOFR + 5.10%), 04/11/29(2)	$819,126	$725,160
Nielsen Holdings Ltd., 14.08%, (3-Month SOFR + 9.85%), 10/11/29(2)	985,000	975,150
Radiate Holdco LLC, 7.69%, (1-Month SOFR + 3.36%), 09/25/26(2)	531,035	468,195
Summer BC Holdco B SARL, 9.56%, (3-Month SOFR + 5.26%), 02/05/29(2)	923,285	915,206
Summer BC Holdco B SARL, 0.00%, (SOFR + 0.00%), 02/15/29(1)	478,788	474,598
Sunrise Financing Partnership, 6.79%, (6-Month SOFR + 2.50%), 02/29/32(2)	1,108,398	1,104,241
Telenet Financing USD LLC, 6.44%, (1-Month SOFR + 2.11%), 04/30/28(2)	1,000,000	979,375
Thryv, Inc., 11.07%, (1-Month SOFR + 6.75%), 05/01/29(2)	105,000	105,525
TripAdvisor, Inc., 7.05%, (3-Month SOFR + 2.75%), 07/01/31(2)	1,379,883	1,348,836
Univision Communications, Inc., 7.94%, (1-Month SOFR + 3.61%), 01/23/29(2)	1,966,523	1,895,237
Venga Finance Sarl, 8.32%, (3-Month SOFR + 4.01%), 06/28/29(2)	1,969,487	1,968,256
Virgin Media Bristol LLC, 7.69%, (1-Month SOFR + 3.36%), 01/31/29(2)	1,500,000	1,481,333
Virgin Media Bristol LLC, 7.37%, (6-Month SOFR + 3.28%), 03/31/31(2)	1,400,000	1,363,565
Zacapa SARL, 0.00%, (SOFR + 0.00%), 03/22/29(1)	3,852	3,843
Zacapa SARL, 8.05%, (3-Month SOFR + 3.75%), 03/22/29(2)	4,045,408	4,035,294
Ziggo Financing Partnership, 6.94%, (1-Month SOFR + 2.61%), 04/30/28(2)	1,707,442	1,683,580
Total Communications		46,809,813
Consumer, Cyclical – 12.6%
ABG Intermediate Holdings 2 LLC, 6.57%, (1-Month SOFR + 2.25%), 12/21/28(2)	1,654,915	1,627,302
ABG Intermediate Holdings 2 LLC, 6.57%, (1-Month SOFR + 2.25%), 02/13/32(2)	225,000	220,641
Allen Media LLC, 9.95%, (3-Month SOFR + 5.65%), 02/10/27(2)	362,943	182,016
Allwyn Entertainment Financing US LLC, 0.00%, (SOFR + 0.00%), 06/02/31(2)	785,000	775,839
AP Core Holdings II LLC, 9.94%, (1-Month SOFR + 5.61%), 09/01/27(2)	1,590,000	1,427,025
Aramark Services, Inc., 6.32%, (1-Month SOFR + 2.00%), 06/22/30(2)	577,688	578,589
Autokiniton US Holdings, Inc., 8.44%, (1-Month SOFR + 4.11%), 04/06/28(2)	1,488,693	1,467,762
Bombardier Recreational Products, Inc., 0.00%, (SOFR + 0.00%), 01/22/31(1)	792,238	766,490
Bombardier Recreational Products, Inc., 7.07%, (1-Month SOFR + 2.75%), 01/22/31(2)	1,225,666	1,185,832
Clarios Global LP, 7.07%, (1-Month SOFR + 2.75%), 01/14/32(2)	630,000	618,714
Security Description	Principal	Value

TERM LOANS (continued)

Consumer, Cyclical (continued)
CWGS Group LLC, 6.94%, (1-Month SOFR + 2.61%), 06/03/28(2)	$778,547	$742,278
EOC Borrower LLC, 7.32%, (1-Month SOFR + 3.00%), 01/27/32(2)	1,415,000	1,401,437
Fitness International LLC, 9.57%, (1-Month SOFR + 5.25%), 02/12/29(2)	246,902	247,134
GBT US III LLC, 6.78%, (3-Month SOFR + 2.50%), 07/25/31(2)	758,100	751,994
Golden Entertainment, Inc., 6.57%, (1-Month SOFR + 2.25%), 05/26/30(2)	2,376,888	2,353,119
Golden State Foods LLC, 8.57%, (1-Month SOFR + 4.25%), 12/04/31(2)	995,025	998,313
LC Ahab US Bidco LLC, 7.32%, (1-Month SOFR + 3.00%), 05/01/31(2)	997,494	972,556
LCI Industries, 6.82%, (1-Month SOFR + 2.50%), 03/19/32(2)	805,000	796,950
Life Time, Inc., 6.78%, (3-Month SOFR + 2.50%), 11/05/31(2)	997,500	992,886
Light & Wonder International, Inc., 6.57%, (1-Month SOFR + 2.25%), 04/14/29(2)	497,500	497,709
Ontario Gaming GTA LP, 8.55%, (3-Month SOFR + 4.25%), 08/01/30(2)	3,763	3,651
Oravel Stays Singapore Pte Ltd., 0.00%, (SOFR + 0.00%), 12/20/29(1)	275,000	271,563
Oravel Stays Singapore Pte Ltd., 12.30%, (3-Month SOFR + 8.00%), 12/20/29(2)	1,405,000	1,387,437
Peer Holding III BV, 6.80%, (3-Month SOFR + 2.50%), 07/01/31(2)	683,288	681,367
Playa Resorts Holding BV, 7.07%, (1-Month SOFR + 2.75%), 01/05/29(2)	4,053,018	4,053,525
QXO Building Products, Inc., 0.00%, (SOFR + 0.00%), 04/29/32(1)	1,415,000	1,415,255
Restoration Hardware, Inc., 7.67%, (1-Month SOFR + 3.35%), 10/20/28(2)	523,619	492,202
Sabre GLBL, Inc., 0.00%, (SOFR + 0.00%), 12/17/27(1)	770,000	735,836
Sabre GLBL, Inc., 8.67%, (1-Month SOFR + 4.35%), 06/30/28(2)	250,000	235,938
Sabre GLBL, Inc., 9.42%, (1-Month SOFR + 5.10%), 06/30/28(2)	1,395,783	1,326,001
Varsity Brands, Inc., 7.82%, (3-Month SOFR + 3.50%), 08/26/31(2)	1,000,000	985,315
Victra Holdings LLC, 8.55%, (3-Month SOFR + 4.25%), 03/29/29(2)	1,773,550	1,731,428
Walgreens Boots Alliance, Inc., 0.00%, (SOFR + 0.00%), 08/07/26(1)	4,000,000	3,982,500
WH Borrower LLC, 0.00%, (SOFR + 0.00%), 02/12/32(1)	270,000	260,213
WH Borrower LLC, 9.07%, (3-Month SOFR + 4.75%), 02/12/32(2)	1,850,000	1,782,938
Total Consumer, Cyclical		37,949,755
Consumer, Non-cyclical – 11.4%
A-AG US GSI Bidco, Inc., 9.30%, (3-Month SOFR + 5.00%), 10/31/31(2)	1,140,000	1,134,300
AHP Health Partners, Inc., 7.07%, (1-Month SOFR + 2.75%), 08/24/28(2)	853,889	854,687

Schedule of Investments – Virtus Seix Senior Loan ETF (continued)

April 30, 2025 (unaudited)

Security Description	Principal	Value

TERM LOANS (continued)

Consumer, Non-cyclical (continued)
American Public Education, Inc., 9.94%, (1-Month SOFR + 5.61%), 09/01/27(2)	$720,000	$714,150
Amneal Pharmaceuticals LLC, 9.82%, (1-Month SOFR + 5.50%), 05/04/28(2)	2,408,167	2,417,355
Aspire Bakeries Holdings LLC, 8.57%, (1-Month SOFR + 4.25%), 12/23/30(2)	596,985	598,477
Catawba Nation Gaming Authority, 9.05%, (3-Month SOFR + 4.75%), 12/16/31(2)	1,035,000	1,030,689
First Advantage Holdings LLC, 7.57%, (1-Month SOFR + 3.25%), 10/31/31(2)	997,500	991,889
Fugue Finance LLC, 7.50%, (6-Month SOFR + 3.25%), 01/09/32(2)	771,903	772,000
HAH Group Holding Co. LLC, 9.32%, (1-Month SOFR + 5.00%), 09/17/31(2)	676,300	656,224
Insulet Corp., 6.82%, (1-Month SOFR + 2.50%), 08/04/31(2)	372,101	372,659
LifePoint Health, Inc, 0.00%, (SOFR + 0.00%), 05/16/31(1)	500,000	491,563
LifePoint Health, Inc, 8.01%, (3-Month SOFR + 3.75%), 05/16/31(2)	1,987,238	1,953,703
LifePoint Health, Inc., 0.00%, (SOFR + 0.00%), 05/19/31(1)	385,000	376,900
Medline Borrower LP, 6.57%, (1-Month SOFR + 2.25%), 10/23/28(2)	778,045	773,708
Mister Car Wash Holdings, Inc., 6.82%, (1-Month SOFR + 2.50%), 03/21/31(2)	315,400	313,677
Neon Maple US Debt Mergersub, Inc., 7.32%, (1-Month SOFR + 3.00%), 11/15/31(2)	1,630,000	1,621,589
Opal US LLC, 0.00%, (SOFR + 0.00%), 04/23/32(1)	1,705,000	1,693,287
Organon & Co., 6.57%, (1-Month SOFR + 2.25%), 05/19/31(2)	1,796,927	1,725,050
Primary Products Finance LLC, 7.53%, (3-Month SOFR + 3.25%), 04/01/29(2)	1,621,183	1,603,528
Primo Brands Corp., 6.55%, (3-Month SOFR + 2.25%), 03/31/28(2)	1,452,944	1,443,681
Priority Holdings LLC, 9.07%, (1-Month SOFR + 4.75%), 05/16/31(2)	1,547,072	1,547,072
Quirch Foods Holdings LLC, 9.57%, (3-Month SOFR + 5.26%), 10/27/27(2)	1,597,569	1,509,303
Savor Acquisition, Inc., 7.57%, (1-Month SOFR + 3.25%), 02/04/32(2)	726,466	724,762
Savor Acquisition, Inc., 0.00%, (3-Month SOFR + 0.00%), 02/19/32	68,534	68,374
Team Health Holdings, Inc., 9.53%, (3-Month SOFR + 5.25%), 03/02/27(2)	1,585,538	1,547,295
Team Public Choices LLC, 0.00%, (SOFR + 0.00%), 12/20/27(1)	867,769	840,434
Team Public Choices LLC, 9.53%, (3-Month SOFR + 5.25%), 12/20/27(2)	483,788	470,486
TTF Lower Intermediate LLC, 8.00%, (6-Month SOFR + 3.75%), 07/18/31(2)	957,600	935,455
University Support Services LLC, 7.06%, (3-Month SOFR + 2.75%), 02/10/29(2)	1,492,094	1,477,547
Veritiv Operating Co., 8.30%, (3-Month SOFR + 4.00%), 11/30/30(2)	1,478,797	1,469,214
Security Description	Principal	Value

TERM LOANS (continued)

Consumer, Non-cyclical (continued)
Vestis Corp., 6.58%, (3-Month SOFR + 2.25%), 02/22/31(2)	$1,626,635	$1,592,744
VM Consolidated, Inc., 6.57%, (1-Month SOFR + 2.25%), 03/24/28(2)	713,400	714,402
Total Consumer, Non-cyclical		34,436,204
Diversified – 0.4%
Emerald X, Inc., 8.07%, (1-Month SOFR + 3.75%), 01/23/32(2)	400,000	400,502
First Eagle Holdings, Inc., 7.30%, (3-Month SOFR + 3.00%), 03/05/29(2)	742,500	741,520
Total Diversified		1,142,022
Energy – 7.6%
AL NGPL Holdings LLC, 6.78%, (3-Month SOFR + 2.50%), 04/13/28(2)	1,381,580	1,379,860
Brazos Delaware II LLC, 7.32%, (1-Month SOFR + 3.00%), 02/11/30(2)	468,750	468,516
CPPIB OVM Member US LLC, 7.05%, (3-Month SOFR + 2.75%), 10/23/28(2)	901,170	896,146
CPV Fairview LLC, 7.32%, (1-Month SOFR + 3.00%), 08/14/31(2)	949,773	955,315
EMG Utica Midstream Holdings LLC, 8.30%, (3-Month SOFR + 4.00%), 10/24/29(2)	635,000	633,412
EPIC Crude Services LP, 7.26%, (3-Month SOFR + 3.00%), 10/15/31(2)	997,500	997,680
Goodnight Water Solutions Holdings LLC, 8.82%, (1-Month SOFR + 4.50%), 06/04/29(2)	1,675,215	1,650,087
M6 ETX Holdings II Midco LLC, 7.32%, (1-Month SOFR + 3.00%), 03/28/32(2)	720,000	716,850
New Fortress Energy, Inc., 9.79%, (6-Month SOFR + 5.50%), 10/30/28(2)	2,480,000	1,802,650
NGP XI Midstream Holdings LLC, 7.80%, (3-Month SOFR + 3.50%), 07/25/31(2)	2,344,125	2,320,684
Oxbow Carbon LLC, 7.82%, (1-Month SOFR + 3.50%), 05/10/30(2)	1,831,196	1,808,306
Pasadena Performance Products LLC, 7.75%, (3-Month SOFR + 3.50%), 02/24/32(2)	2,000,000	1,996,250
Rockpoint Gas Storage Partners LP, 7.30%, (3-Month SOFR + 3.00%), 09/18/31(2)	1,770,563	1,753,405
UGI Energy Services LLC, 6.82%, (1-Month SOFR + 2.50%), 02/22/30(2)	494,937	495,432
WaterBridge Midstream Operating LLC, 9.05%, (3-Month SOFR + 4.75%), 06/21/29(2)	4,151,020	3,975,743
WaterBridge NDB Operating LLC, 0.00%, (SOFR + 0.00%), 05/10/29(1)	1,000,000	986,355
Total Energy		22,836,691
Financials – 14.1%
Apex Group Treasury LLC, 7.82%, (3-Month SOFR + 3.50%), 02/27/32(2)	1,005,000	1,003,538
Apollo Commercial Real Estate Finance, Inc., 7.94%, (1-Month SOFR + 3.61%), 03/11/28(2)	1,496,104	1,481,143
Aretec Group, Inc., 7.82%, (1-Month SOFR + 3.50%), 08/09/30(2)	2,700,051	2,689,318

Schedule of Investments – Virtus Seix Senior Loan ETF (continued)

April 30, 2025 (unaudited)

Security Description	Principal	Value

TERM LOANS (continued)

Financials (continued)
Asurion LLC, 8.67%, (1-Month SOFR + 4.35%), 08/21/28(2)	$2,176,365	$2,115,350
Asurion LLC, 9.69%, (1-Month SOFR + 5.36%), 01/20/29(2)	2,015,000	1,856,319
Asurion LLC, 8.57%, (1-Month SOFR + 4.25%), 09/19/30(2)	1,717,799	1,646,673
Avolon TLB Borrower 1 US LLC, 6.07%, (1-Month SOFR + 1.75%), 06/24/30(2)	1,830,889	1,825,936
Blackhawk Network Holdings, Inc., 8.32%, (1-Month SOFR + 4.00%), 03/12/29(2)	813,860	814,308
Blackstone Mortgage Trust, Inc., 8.07%, (1-Month SOFR + 3.75%), 12/10/28(2)	768,075	769,035
Blackstone Mortgage Trust, Inc., 7.82%, (1-Month SOFR + 3.50%), 05/02/29(2)	398,974	397,478
Citadel Securities Global Holdings LLC, 6.32%, (1-Month SOFR + 2.00%), 10/31/31(2)	1,193,683	1,193,474
Corpay Technologies Operating Co. LLC, 6.07%, (1-Month SOFR + 1.75%), 04/28/28(2)	885,556	883,970
DRW Holdings LLC, 7.82%, (3-Month SOFR + 3.50%), 06/26/31(2)	1,985,000	1,985,417
EIG Management Co. LLC, 9.32%, (1-Month SOFR + 5.00%), 05/17/29(2)	424,625	420,379
FinCo I LLC, 0.00%, (SOFR + 0.00%), 06/27/29(1)	199,500	199,325
FinCo I LLC, 6.57%, (1-Month SOFR + 2.25%), 06/27/29(2)	591,019	590,502
FNZ USA FinCo LLC, 0.00%, (SOFR + 0.00%), 11/05/31(1)	235,000	196,225
FNZ USA FinCo LLC, 9.29%, (3-Month SOFR + 5.00%), 11/05/31(2)	1,000,000	835,000
Forest City Enterprises LLC, 0.00%, (SOFR + 0.00%), 12/08/25(1)	665,000	641,632
Forest City Enterprises LLC, 7.94%, (1-Month SOFR + 3.61%), 12/08/25(2)	2,780,000	2,682,311
Franklin Square Holdings LP, 6.57%, (1-Month SOFR + 2.25%), 04/18/31(2)	516,100	514,810
Hightower Holding LLC, 7.29%, (3-Month SOFR + 3.00%), 02/03/32(2)	1,139,485	1,122,392
Hudson River Trading LLC, 7.29%, (1-Month SOFR + 3.00%), 03/18/30(2)	1,521,839	1,521,702
Jane Street Group LLC, 6.31%, (3-Month SOFR + 2.00%), 12/10/31(2)	1,562,175	1,542,875
Jefferies Finance LLC, 7.32%, (1-Month SOFR + 3.00%), 10/21/31(2)	1,152,113	1,153,553
Jump Financial LLC, 8.55%, (3-Month SOFR + 4.25%), 02/20/32(2)	997,500	996,253
KREF Holdings X LLC, 7.57%, (1-Month SOFR + 3.25%), 02/25/32(2)	1,000,000	993,755
Mermaid Bidco, Inc., 7.55%, (3-Month SOFR + 3.25%), 07/03/31(2)	1,232,337	1,223,095
Nexus Buyer LLC, 7.82%, (1-Month SOFR + 3.50%), 07/31/31(2)	1,748,218	1,745,430
Security Description	Principal	Value

TERM LOANS (continued)

Financials (continued)
OEG Borrower LLC, 7.80%, (3-Month SOFR + 3.50%), 06/30/31(2)	$1,492,500	$1,489,702
Osaic Holdings, Inc., 7.82%, (1-Month SOFR + 3.50%), 08/17/28(2)	2,260,453	2,254,689
Russell Investments US Institutional Holdco, Inc., 10.78%, (3-Month SOFR + 6.50%), 05/30/27(2)	1,048,656	980,498
SK Neptune Husky Finance Sarl, 0.00%, (3-Month SOFR + 0.00%), 01/03/29(2)(3)	862,908	29,934
Starwood Property Mortgage LLC, 6.57%, (1-Month SOFR + 2.25%), 12/12/29(2)	1,211,963	1,211,969
Superannuation & Investments US LLC, 8.19%, (1-Month SOFR + 3.86%), 12/01/28(2)	672,849	672,849
VFH Parent LLC, 6.82%, (1-Month SOFR + 2.50%), 06/21/31(2)	641,769	640,164
Total Financials		42,321,003
Industrials – 11.6%
AIT Worldwide Logistics Holdings, Inc., 8.30%, (3-Month SOFR + 4.00%), 04/08/30(2)	478,800	460,845
Alliance Laundry Systems LLC, 7.07%, (3-Month SOFR + 2.75%), 08/19/31(2)	500,000	497,095
AMG Critical Materials NV, 7.94%, (1-Month SOFR + 3.61%), 11/30/28(2)	1,173,634	1,140,631
Clue Opco LLC, 8.78%, (3-Month SOFR + 4.50%), 12/19/30(2)	793,822	719,580
Clydesdale Acquisition Holdings, Inc., 7.48%, (3-Month SOFR + 3.25%), 03/26/32(2)	15,464	15,358
Clydesdale Acquisition Holdings, Inc., 7.55%, (3-Month SOFR + 3.25%), 03/27/32(2)	884,536	878,459
Cobham Ultra SeniorCo Sarl, 8.18%, (6-Month SOFR + 3.93%), 08/06/29(2)	3,441,681	3,390,056
Construction Partners, Inc., 6.82%, (1-Month SOFR + 2.50%), 11/03/31(2)	696,125	692,355
Creation Technologies, Inc., 10.05%, (3-Month SOFR + 5.76%), 10/05/28(2)	1,333,689	1,275,340
Crown Equipment Corp., 6.54%, (1-Month SOFR + 2.25%), 10/10/31(2)	893,925	890,573
Dynamo US Bidco, Inc., 7.80%, (3-Month SOFR + 3.50%), 09/25/31(2)	995,000	992,512
Dynamo US Bidco, Inc., 0.00%, (SOFR + 0.00%), 10/01/31(1)	500,000	498,750
Dynasty Acquisition Co, Inc., 6.32%, (1-Month SOFR + 2.00%), 10/31/31(2)	1,032,413	1,028,087
Emrld Borrower LP, 6.80%, (3-Month SOFR + 2.50%), 08/04/31(2)	562,175	556,438
Foley Products Co. LLC, 9.20%, (3-Month SOFR + 4.90%), 12/29/28(2)	465,832	467,773
Frontdoor, Inc., 6.57%, (1-Month SOFR + 2.25%), 12/16/31(2)	428,925	427,317
Goat Holdco LLC, 7.32%, (1-Month SOFR + 3.00%), 01/27/32(2)	880,000	868,340
HDI Aerospace Intermediate Holding III Corp., 8.73%, (3-Month SOFR + 4.50%), 09/19/31(2)	1,700,000	1,695,750

Schedule of Investments – Virtus Seix Senior Loan ETF (continued)

April 30, 2025 (unaudited)

Security Description	Principal	Value

TERM LOANS (continued)

Industrials (continued)
JSG II, Inc., 8.92%, (1-Month SOFR + 4.60%), 06/28/26(2)	$915,860	$906,702
LSF11 Trinity Bidco, Inc., 7.32%, (1-Month SOFR + 3.00%), 06/14/30(2)	1,516,068	1,506,593
LSF12 Crown US Commercial Bidco, LLC, 8.57%, (1-Month SOFR + 4.25%), 12/02/31(2)	1,080,000	1,042,200
MX Holdings US, Inc., 6.57%, (1-Month SOFR + 2.25%), 02/20/32(2)	320,000	319,200
Oscar Acquisitionco LLC, 8.55%, (3-Month SOFR + 4.25%), 04/29/29(2)	1,852,776	1,776,932
Quikrete Holdings, Inc., 6.57%, (1-Month SOFR + 2.25%), 04/14/31(2)	745,500	732,644
Quikrete Holdings, Inc., 6.57%, (1-Month SOFR + 2.25%), 02/10/32(2)	325,000	319,035
Rand Parent LLC, 7.30%, (3-Month SOFR + 3.00%), 03/18/30(2)	1,568,662	1,457,876
Red SPV LLC, 6.58%, (1-Month SOFR + 2.25%), 03/06/32(2)	780,000	777,075
Stonepeak Nile Parent LLC, 6.98%, (1-Month SOFR + 0.00%), 02/03/32(2)	665,000	654,749
Third Coast Infrastructure LLC, 8.57%, (1-Month SOFR + 4.25%), 09/25/30(2)	2,870,446	2,813,037
Tidal Waste & Recycling Holdings LLC, 7.80%, (3-Month SOFR + 3.50%), 10/24/31(2)	900,000	902,623
TransDigm, Inc., 7.05%, (3-Month SOFR + 2.75%), 03/22/30(2)	628,650	628,087
TransDigm, Inc., 6.80%, (3-Month SOFR + 2.50%), 01/19/32(2)	2,079,550	2,060,813
TRC Cos LLC, 7.32%, (1-Month SOFR + 3.00%), 12/08/28(2)	1,418,193	1,412,520
Vertex Aerospace Services LLC, 6.57%, (1-Month SOFR + 2.25%), 12/06/30(2)	1,246,875	1,232,075
Total Industrials		35,037,420
Technology – 9.4%
Adeia, Inc., 6.82%, (1-Month SOFR + 2.50%), 06/08/28(2)	1,988,895	1,973,979
Ahead DB Holdings LLC, 7.30%, (3-Month SOFR + 3.00%), 02/01/31(2)	1,485,028	1,477,373
Allegro MicroSystems, Inc., 0.00%, (SOFR + 0.00%), 10/31/30(1)(4)	1,715,000	1,706,425
Allegro MicroSystems, Inc., 6.32%, (1-Month SOFR + 2.00%), 10/31/30(2)(4)	492,000	489,540
Amentum Holdings, Inc., 6.57%, (1-Month SOFR + 2.25%), 07/30/31(2)	1,062,338	1,051,220
CACI International, Inc., 6.07%, (1-Month SOFR + 1.75%), 10/30/31(2)	488,775	487,248
Cloud Software Group, Inc., 8.05%, (3-Month SOFR + 3.75%), 03/21/31(2)	1,482,550	1,467,724
Cloud Software Group, Inc., 8.05%, (2-Month SOFR + 3.75%), 03/21/31(2)	3,725	3,688
Clover Holdings 2 LLC, 8.29%, (3-Month SOFR + 4.00%), 12/09/31(2)	625,000	625,000
Dayforce, Inc., 6.28%, (3-Month SOFR + 2.00%), 02/26/31(2)	873,411	874,503
Security Description	Principal	Value

TERM LOANS (continued)

Technology (continued)
Foundever Worldwide Corp., 8.18%, (3-Month SOFR + 3.86%), 07/27/28(2)	$493,606	$279,786
Inmar, Inc., 9.30%, (3-Month SOFR + 5.00%), 05/01/26(2)	419,993	419,993
Inmar, Inc., 9.32%, (1-Month SOFR + 5.00%), 05/01/26(2)	439,727	439,727
Inmar, Inc., 9.31%, (3-Month SOFR + 5.00%), 10/30/31(2)	76,591	76,591
KBR, Inc., 6.32%, (1-Month SOFR + 2.00%), 01/17/31(2)	927,970	929,520
Leia Finco US LLC, 7.46%, (3-Month SOFR + 3.25%), 10/09/31(2)	1,315,000	1,308,885
MaxLinear, Inc., 6.69%, (1-Month SOFR + 2.36%), 06/23/28(2)	1,201,483	1,111,371
MKS Instruments, Inc., 6.32%, (1-Month SOFR + 2.00%), 08/17/29(2)	1,666,201	1,658,286
Modena Buyer LLC, 8.78%, (3-Month SOFR + 4.50%), 07/01/31(2)	611,925	582,094
Peraton Corp., 8.17%, (1-Month SOFR + 3.85%), 02/01/28(2)	1,330,127	1,203,526
Perforce Software, Inc., 9.07%, (1-Month SOFR + 4.75%), 07/02/29(2)	497,444	472,075
Perforce Software, Inc., 9.07%, (1-Month SOFR + 4.75%), 03/21/31(2)	496,250	468,956
Pitney Bowes, Inc., 8.07%, (1-Month SOFR + 3.75%), 02/09/32(2)	1,625,000	1,602,656
Pitney Bowes, Inc., 0.00%, (SOFR + 0.00%), 03/19/32(2)	380,000	374,775
Red Planet Borrower LLC, 7.92%, (1-Month SOFR + 3.60%), 10/02/28(2)	1,885,615	1,850,259
Red Planet Borrower LLC, 9.57%, (1-Month SOFR + 5.25%), 10/02/28(2)	100,000	99,625
Starlight Parent LLC, 8.26%, (3-Month SOFR + 4.00%), 03/12/32(2)	810,000	783,930
UKG, Inc., 7.32%, (1-Month SOFR + 3.00%), 02/10/31(2)	1,528,650	1,525,179
Ultimate Software Group, 0.00%, (SOFR + 0.00%), 02/10/31(1)	109,724	109,474
Ultra Clean Holdings, Inc., 7.57%, (1-Month SOFR + 3.25%), 02/28/28(2)	967,173	965,665
UST Global, Inc., 7.33%, (1-Month SOFR + 3.00%), 11/20/28(2)	970,833	971,439
ZoomInfo LLC, 6.07%, (1-Month SOFR + 1.75%), 02/28/30(2)	994,975	974,249
Total Technology		28,364,761
Utilities – 5.7%
Alpha Generation LLC, 7.07%, (1-Month SOFR + 2.75%), 09/19/31(2)	701,475	702,415
Calpine Corp., 6.07%, (1-Month SOFR + 1.75%), 02/15/32(2)	1,735,000	1,729,691
Carroll County Energy LLC, 7.55%, (3-Month SOFR + 3.25%), 06/30/31(2)	924,563	929,186
Compass Power Generation LLC, 8.07%, (1-Month SOFR + 3.75%), 04/14/29(2)	1,129,054	1,134,699
Cornerstone Generation LLC, 0.00%, (SOFR + 0.00%), 10/28/31(1)	1,620,000	1,623,710

Schedule of Investments – Virtus Seix Senior Loan ETF (continued)

April 30, 2025 (unaudited)

Security Description	Principal	Value

TERM LOANS (continued)

Utilities (continued)
Eastern Power LLC, 9.57%, (1-Month SOFR + 5.25%), 04/03/28(2)	$1,373,157	$1,358,712
Edgewater Generation LLC, 7.32%, (1-Month SOFR + 3.00%), 08/01/30(2)	484,570	484,267
EFS Cogen Holdings I LLC, 7.80%, (3-Month SOFR + 3.50%), 10/01/27(2)	992,500	994,465
Invenergy Thermal Operating I LLC, 8.14%, (1-Month SOFR + 3.86%), 08/03/29(2)(4)	53,571	53,906
Invenergy Thermal Operating I LLC, 8.03%, (1-Month SOFR + 3.75%), 08/14/29(2)(4)	526,289	529,578
Kestrel Acquisition LLC, 7.80%, (3-Month SOFR + 3.50%), 10/29/31(2)	611,925	613,008
Lackawanna Energy Center LLC, 8.57%, (1-Month SOFR + 4.25%), 08/06/29(2)	770,180	775,956
Lightning Power LLC, 6.55%, (3-Month SOFR + 2.25%), 08/18/31(2)	1,563,397	1,562,177
NRG Energy, Inc., 6.03%, (3-Month SOFR + 1.75%), 04/16/31(2)	1,584,962	1,583,972
NRG Energy, Inc., 6.07%, (1-Month SOFR + 1.75%), 04/16/31(2)	4,013	4,010
Potomac Energy Center LLC, 0.00%, (SOFR + 0.00%), 03/14/32(1)	1,250,000	1,245,312
Talen Energy Supply LLC, 6.82%, (3-Month SOFR + 2.50%), 05/17/30(2)	271,357	271,018
Talen Energy Supply LLC, 6.82%, (3-Month SOFR + 2.50%), 12/12/31(2)	872,813	871,490
Thunder Generation Funding LLC, 7.30%, (3-Month SOFR + 3.00%), 09/27/31(2)	595,964	596,336
Total Utilities		17,063,908
Total Term Loans
(Cost $293,889,533)		288,860,274

CORPORATE BONDS – 1.4%

Communications – 0.1%
Gray Television, Inc., 4.75%, 10/15/30(5)	300,000	179,250

Consumer, Cyclical – 0.6%
Warnermedia Holdings, Inc., 4.28%, 03/15/32	2,000,000	1,713,279

Consumer, Non-cyclical – 0.4%
Emergent BioSolutions, Inc., 3.88%, 08/15/28(5)	2,000,000	1,289,812

Industrial – 0.3%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/32(5)	1,000,000	976,843

Total Corporate Bonds
(Cost $4,578,060)		4,159,184

ASSET BACKED SECURITIES – 0.8%
Churchill Middle Market CLO V LLC, Class D, Series 2025-1A, 7.62%, (3-Month SOFR + 3.30%), 04/25/37(2)(5)	500,000	484,276
Security Description	Principal	Value

ASSET BACKED SECURITIES (continued)

Mountain View CLO XVI Ltd., Class ER, Series 2024-1A (Cayman Islands), 11.59%, (3-Month SOFR + 7.33%), 04/15/34(2)(5)	$1,000,000	$997,915
Mountain View CLO XVIII Ltd., Class D1, Series 2024-1A (Cayman Islands), 7.91%, (3-Month SOFR + 3.65%), 10/16/37(2)(5)	1,000,000	1,001,762
Total Asset Backed Securities
(Cost $2,487,500)		2,483,953

FOREIGN BOND – 0.3%

Communications – 0.3%
LCPR Senior Secured Financing Dac, 6.75%, 10/15/27 (Puerto Rico)(5)	1,000,000	822,991

(Cost $933,460)
WARRANT – 0.0%(6)
Financials – 0.0%(6)
Altisource Sarl, expiring 02/14/28
(Cost $–)	3,266	3,299

TOTAL INVESTMENTS – 98.5%
(Cost $301,888,553)		296,329,701
Other Assets in Excess of Liabilities – 1.5%		4,653,884
Net Assets – 100.0%		$300,983,585

(1)	The loan will settle after April 30, 2025, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(2)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2025.
(3)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(4)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2025, the aggregate value of these securities was $5,752,849, or 1.9% of net assets.
(6)	Amount rounds to less than 0.05%.

Abbreviations:
SOFR — Secured Overnight Financing Rate

Amount rounds to less than 0.05%

Schedule of Investments – Virtus Seix Senior Loan ETF (continued)

April 30, 2025 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Term Loans	$—	$285,833,456	$3,026,818	$288,860,274
Corporate Bonds	—	4,159,184	—	4,159,184
Asset Backed Securities	—	2,483,953	—	2,483,953
Foreign Bond	—	822,991	—	822,991
Warrant	—	3,299	—	3,299
Total	$—	$293,302,883	$3,026,818	$296,329,701

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. The following summarizes inputs (level 3) used as of April 30, 2025:

Balance as of July 31, 2024	$1,176,781
Realized gain (loss)	(35,760)
Change in unrealized appreciation (depreciation)	936,575
Purchases	3,866,319
Sales	(3,589,143)
Amortization (accretion)	—
Transfers into Level 3	672,046
Transfers out of Level 3	—
Balance as of April 30, 2025	3,026,818
Net change in unrealized appreciation (depreciation) from investments still held as of April 30, 2025:	$944,640